Impairment assessment of Jaguar Land Rover Business - Summary Of Key Assumptions Used To Calculate The Recoverable Amount (Detail)		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Forecast period (Yr 1-5) variable profit* (%GVR)	[1]	24.90%	24.40%	24.00%
Terminal value variable profit (%GVR)	[1]	23.20%	24.80%	21.40%
Terminal value capital expenditures (%GVR)		8.10%	10.00%	8.90%
Pre-tax discount rate		15.60%	13.40%	13.60%
% Change
Statement [Line Items]
Forecast period (Yr 1-5) variable profit* (%GVR)	[1]	(6.00%)	(3.10%)	(12.70%)
Pre-tax discount rate		31.40%	8.70%	39.20%
% Change | Cash-generating units [member]
Statement [Line Items]
Terminal value variable profit (%GVR)		(5.50%)	(2.10%)	(10.10%)
Terminal value capital expenditures (%GVR)		17.50%	5.80%	24.40%

[1]	Based on forecast variable profit per unit and volumes